                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2007

Check here if Amendment [  ]; Amendment Number:  ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          441 Vine Street
                  Suite 1300
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John M. Stein
Title:    President
Phone:    (513) 746-2200

Signature, Place, and Date of Signing:

/s/ John M. Stein                 Cincinnati, Ohio     August 8, 2007
-------------------               ----------------     ---------------

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 -0-
                                             ---------

Form 13F Information Table Entry Total:             52
                                             ---------

Form 13F Information Table Value Total:      $ 211,223
                                             ---------
                                           (thousands)

List of Other Included Managers:            None

Column 1                          Column 2      Column 3   Column 4                Column 5   Column 6  Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                  Title of                              SH or       SH\  PUT\   Inv.    Oth
Name of Issuer                    Class         CUSIP      FMV (000's)  PRN         PRN  CALL   Discr.  Mgrs   Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BANCORP INC DEL                   Common        05969A105        3,581     160,146  SH          Sole           160,146
GREEN BANKSHARES INC              Common        394361208        1,046      33,469  SH          Sole            33,469
ARCH CAPITAL GROUP L              Ord           G0450A105        6,727      92,736  SH          Sole            92,736      -    -
AERCAP HOLDINGS                   SHS           N00985106        4,400     137,500  SH          Sole           137,500
ALLIED IRISH BANKS                Spon Adr Ord  019228402        1,649      30,000  SH          Sole            30,000
AMCOMP INC                        Common        02342J101        1,329     136,200  SH          Sole           136,200
AFFILIATED MANAGERS               Common        008252108        5,150      40,000  SH          Sole            40,000
ALLIED WORLD ASSUR COM HLDG       SHS           G0219G203        3,664      71,500  SH          Sole            71,500
AIRCASTLE LTD                     Common        G0129K104        5,757     144,603  SH          Sole           144,603      -    -
BANK OF AMERICA CORP              Common        060505104        5,342     109,274  SH          Sole           109,274
BROOKFIELD ASSET MANAGEMENT       Cl A Ltd      112585104        9,824     246,208  SH          Sole           246,208
BANKFINANCIAL CORP C              Common        06643P104        1,354      87,633  SH          Sole            87,633
CHICAGO MERCANTILE HLDGS INC      CL A          167760107        3,206       6,000  SH          Sole             6,000
COMMERCE BANCORP INC              CL A Ltd      200519106        4,439     120,000  SH          Sole           120,000      -    -
CONNECTICUT BK & TR CO            Common        207546102        1,127     138,320  SH          Sole           138,320
CITIZENS COMMUNITY BANCORP INC    Common        174903104        2,163     236,426  SH          Sole           236,426
DISCOVER FINANCIAL W              Common        254709108        4,560     160,000  SH          Sole           160,000
DIME BANCORP INC NEW              Warrants      25429Q110           56     215,656  SH          Sole           215,656
ENSTAR GROUP LTD                  SHS           G3075P101        4,069      33,711  SH          Sole            33,711      -    -
FIRST FRANKLIN CORP               Common        320272107          740      52,633  SH          Sole            52,633
FIRST MERCURY FINANCIAL CORP      Common        320841109        5,568     265,511  SH          Sole           265,511
HCC INSURANCE HOLDIN              Common        404132102        2,172      65,000  SH          Sole            65,000
UNITED AMERICA INDEM              CL A          90933T109        3,691     148,431  SH          Sole           148,431
INVESTMENT TECHNOLOGY GROUP       Common        46145F105        4,333     100,000  SH          Sole           100,000
K FED BANCORP COM                 Common        48246S101        2,414     153,843  SH          Sole           153,843
LAKELAND BANCORP INC              Common        511637100           74       5,559  SH          Sole             5,559
LEGACY BANCORP OINC               CL A          52463G105        1,141      76,303  SH          Sole            76,303
MELLON FINANCIAL                  Common        58551A108        6,952     158,000  SH          Sole           158,000
MORGAN STANLEY                    Common        617446448        9,952     118,646  SH          Sole           118,646
KNIGHT CAPITAL GROUP              CL A          499005106        3,030     182,500  SH          Sole           182,500      -    -
NESS TECHNOLOGIES IN              Common        64104X108        3,968     305,000  SH          Sole           305,000
NORTHERN TRUST CORP               Common        665859104        4,497      70,000  SH          Sole            70,000
OLD REPUBLIC INTL CO              Common        680223104        4,252     200,000  SH          Sole           200,000      -    -
PATRIOT NATIONAL BAN              Common        70336F104        1,584      72,053  SH          Sole            72,053
R&G FINANCIAL                     Common        749136107          370     100,000  SH          Sole           100,000
HANOVER INSURANCE GR              Common        410867105        3,659      75,000  SH          Sole            75,000
TOWER GROUP INC                   Common        891777104        4,036     126,506  SH          Sole           126,506
UCBH HOLDINGS INC                 Common        90262T308        4,568     250,000  SH          Sole           250,000
WESTFIELD FINANCIAL               Common        96008P104        2,007     201,305  SH          Sole           201,305
WESTERN UNION                     Common        959802109        2,083     100,000  SH          Sole           100,000
ZENITH NATIONAL INSURANCE CORP    Common        989390109        6,853     145,529  SH          Sole           145,529
PEOPLES COMMUNITY                 Common        71086E107        7,062     432,183  SH          Sole           432,183
CENTENNIAL                        Common        151345303        2,748     324,400  SH          Sole           324,400
MACKINAC FINL CORP                Common        554571109        3,213     340,000  SH          Sole           340,000
JMP GROUP INC                     Common        46629U107        1,393     133,333  SH          Sole           133,333
AMERISERV                         Common        03074A102        9,592   2,180,000  SH          Sole         2,180,000      -    -
COMMONWEALTH BANCSHARES INC       Common        202736104        9,390  436,954.53  SH          Sole        436,954.53
SOUTHERN NATIONAL BANCORP OF VA   Common        843395104        2,860     202,950  SH          Sole           202,950
TIDELANDS                         Common        886374107        3,957     300,000  SH          Sole           300,000
BNCCORP INC                       Common        055936108        6,190     337,500  SH          Sole           337,500
FLAGSTONE REINSURANCE HLDGS       SHS           G3529T105       13,200   1,000,000  SH          Sole         1,000,000
FIRST KEYSTONE FINANCIAL          Common        320655103        4,231     221,515  SH          Sole           221,515


